UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:

   /s/ Peter F. Palmedo         Sun Valley, Idaho              May 17, 2010
--------------------------     --------------------          ------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:  $ 1,123,246
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                 FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2          COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP        (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------            ---------------    -----        --------   -------  --- ----   ----------  --------  ----     ------  ----
ANGLOGOLD ASHANTI LTD     SPONSORED ADR      035128206      6,485      170882            SOLE        NONE        170882
AURIZON MINES LTD         COM                05155P106     13,061     2774700            SOLE        NONE       2774700
BARRICK GOLD CORP         COM                067901108     21,907      571400            SOLE        NONE        571400
EXETER RES CORP           COM                301835104     14,849     2432200            SOLE        NONE       2432200
GAMMON GOLD INC           COM                36467T106     16,997     2364002            SOLE        NONE       2364002
GOLD FIELDS LTD NEW       SPONSORED ADR      38059T106        653       51721            SOLE        NONE         51721
GOLDCORP INC NEW          COM                380956409      2,940       79000            SOLE        NONE         79000
GOLDCORP INC NEW          COM                380956409     18,610      500000     PUT    SOLE        NONE        500000
ISHARES SILVER TRUST      ISHARES            46428Q109    230,346    13439100     PUT    SOLE        NONE      13439100
JAGUAR MNG INC            COM                47009M103     38,891     4223900            SOLE        NONE       4223900
KIMBER RES INC            COM                49435N101      2,522     2536200            SOLE        NONE       2536200
KOBEX MINERALS INC        COM                49989C105        506      552620            SOLE        NONE        552620
MARKET VECTORS ETF TR     JR GOLD MINERS E   57060U589      2,572      100000            SOLE        NONE        100000
MIDWAY GOLD CORP          COM                598153104        481      739700            SOLE        NONE        739700
MINEFINDERS LTD           COM                602900102     18,919     2046069            SOLE        NONE       2046069
NEW GOLD INC CDA          COM                644535106     14,026     3217039            SOLE        NONE       3217039
NEWMONT MINING CORP       COM                651639106      7,283      143000     PUT    SOLE        NONE        143000
NOVAGOLD RES INC          COM NEW            66987E206     29,375     4114164            SOLE        NONE       4114164
NOVAGOLD RES INC          NOTE 5.500% 5/0    66987EAA5     20,223    20000000            SOLE        NONE      20000000
POWERSHARES QQQ TRUST     UNIT SER 1         73935A104    409,683     8506700     PUT    SOLE        NONE       8506700
RANDGOLD RES LTD          ADR                752344309      4,205       54736            SOLE        NONE         54736
RUBICON MINERALS CORP     COM                780911103      8,358     2187500            SOLE        NONE       2187500
SILVER STD RES INC        COM                82823L106      1,254       70504            SOLE        NONE         70504
SPDR GOLD TRUST           GOLD SHS           78463V107     33,611      308500            SOLE        NONE        308500
SPDR GOLD TRUST           GOLD SHS           78463V107    204,706     1878900     PUT    SOLE        NONE       1878900
STILLWATER MNG CO         COM                86074Q102        781       60144            SOLE        NONE         60144




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